Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (379,879)	$ (636,239)
Property, plant and equipment gross	3,890,947	3,923,086
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	4,105,956	4,063,587
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	79,082	460,525
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	32,535	35,213
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	$ 53,253